Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Schedule of lease cost
Years Ended December 31,	2022	2021

Operating lease cost	$209,697	$209,667

Finance lease cost:
Amortization of right-of-use assets	$227,279	$188,327
Interest on lease liabilities	86,028	71,337
Variable rent expense	0	19,798
Total finance lease cost	$313,307	$279,462

Schedule of supplemental information related to leases
December 31,	2022	2021
Operating Leases
Operating lease right-of-use assets	$653,832	$852,514

Operating lease liabilities	$658,401	$863,566

Finance Leases
Finance lease right-of-use assets	$3,625,326	$3,852,605

Finance lease liabilities	$3,644,828	$3,857,883

December 31,	2022	2021

Weighted Average Remaining Lease Term (in Years)
Operating Leases	2.7	3.7
Finance Leases	15.7	16.7

Weighted Average Discount Rate
Operating Leases	1.28%	1.28%
Finance Leases	2.29%	2.29%

schedule of Operating lease obligations
2023	$223,432
2024	199,648
2025	154,659
2026	99,165
Total	$676,904

Schedule of Finance lease obligations
2023	$300,928
2024	302,819
2025	304,758
2026	311,451
2027	320,076
Subsequent to 2027	2,761,314
Total minimum lease payments	4,301,346
Less amount representing interest	(656,518)
Present value of net minimum lease payments	$3,644,828

Schedule of undiscounted cash flows in the maturity analysis
	Operating Leases	Finance Leases

Undiscounted cash flows	$676,904	$4,301,346
Discount effect of cash flows	(18,503)	(656,518)
Lease liabilities	$658,401	$3,644,828